Long-Term Debt (Details Textual) (USD $)	6 Months Ended			1 Months Ended		6 Months Ended		6 Months Ended				1 Months Ended		3 Months Ended		1 Months Ended		6 Months Ended		1 Months Ended			1 Months Ended				3 Months Ended	6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Oct. 31, 2011 Deutsche Bank Nederland [Member]	Sep. 30, 2011 Deutsche Bank Nederland [Member]	Jun. 30, 2012 Deutsche Bank Nederland [Member]	Dec. 31, 2011 Deutsche Bank Nederland [Member]	Jun. 30, 2012 Deutsche Bank Nederland [Member] Criteria One [Member]	Jun. 30, 2012 Deutsche Bank Nederland [Member] Criteria Two [Member]	Jun. 30, 2012 Deutsche Bank Nederland [Member] Criteria Three [Member]	Jun. 30, 2012 Deutsche Bank Nederland [Member] Criteria Four [Member]	Jul. 31, 2011 Fourth Supplemental Agreement With Credit Suisse [Member]	Oct. 31, 2011 Fourth Supplemental Agreement With Credit Suisse [Member]	Sep. 30, 2011 Fifth Supplemental Agreement With Credit Suisse [Member]	Dec. 31, 2011 Fifth Supplemental Agreement With Credit Suisse [Member]	Feb. 29, 2012 Letter With Credit Suisee [Member]	Feb. 29, 2012 Credit Suisee [Member]	Jun. 30, 2012 Credit Suisee [Member]	Dec. 31, 2011 Credit Suisee [Member]	Feb. 29, 2012 Credit Suisee [Member] February 8, 2012 [Member]	Feb. 29, 2012 Credit Suisee [Member] April 30, 2012 [Member]	Jun. 30, 2012 Credit Suisee [Member] March 31, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning April 1, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning October 1, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning April 1, 2015 [Member]	Mar. 31, 2012 First Business Bank [Member]	Jun. 30, 2012 First Business Bank [Member]	Dec. 31, 2011 First Business Bank [Member]	Jun. 30, 2012 First Business Bank [Member] Criteria One [Member]	Jun. 30, 2012 First Business Bank [Member] Criteria Two [Member]	Jun. 30, 2012 First Business Bank [Member] Criteria Three [Member]	Jun. 30, 2012 First Business Bank [Member] Criteria Four [Member]	Jun. 30, 2012 ABN Amro Facility [Member]	Dec. 31, 2011 ABN Amro Facility [Member]	Dec. 31, 2010 ABN Amro Facility [Member]
Debt Instrument, Interest Rate Terms	interest at LIBOR plus a margin																						LIBOR plus 1% until March 31, 2014 from a current interest margin of 3.25%.
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	1.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	4.25%
Long-term Debt, Weighted Average Interest Rate	3.40%	2.50%
Interest Expense, Debt	$ 1,760,000	$ 1,486,000
Interest Costs Capitalized		112,000
Debt Instrument, Periodic Payment					750,000											700,000											1,675,000	837,500
Debt Instrument Due Date					Sep. 18, 2011
Debt Instrument, Maturity Date, Description				due on November 1, 2011, to January 2012	Dec-15							due in July 2011 until September 2011
Debt Instrument Deferred Payment				360,000
Interest Payable, Current							750,000
Debt Instrument, Annual Principal Payment												2,000,000
Long-term Debt, Gross													19,800,000
Pledged Assets Separately Reported, Loans Pledged as Collateral, at Fair Value															1,000,000
Percentage Of Credit Facility Margin Increased														3.25%
Percentage Of Credit Facility Margin Reduced														2.75%
Debt Instrument, Payment Terms																due on January 31, 2012 until the next repayment date April 30, 2012, which was further deferred to May 31, 2012 as per letter dated April 25, 2012.		due and payable on the earlier of March 31, 2014					Defer further principal repayments until March 31, 2014					December 16, 2011 until the next repayment date on March 16, 2012.						The facility, which would be available for drawdown until December 31, 2012, is repayable in 20 quarterly installments plus a balloon payment.
Debt Instrument, Periodic Payment, Interest																	348,000			147,000	201,000							197,000
Restricted cash	0		1,125,000																				1,125,000
Required Minimum Ratio																								115.00%	120.00%	135.00%
Bank loans - current portion (Note 9)	88,946,000		88,946,000			29,259,000	29,259,000											36,450,000	36,450,000									23,237,000	23,237,000
Debt Instrument Outstanding Percentage																		5.00%
Notice From First Business Bank																												(i) pay the $1,675 repayment installment due in March 2012, (ii) pay accrued interest and (iii) pay default interest constitute an event of default.
Long-term Debt																						1,823,000														32,400,000
Line of Credit Facility, Maximum Borrowing Capacity																																			32,400,000
Average Corporate Liquidity, Minimum																												$ 3,000,000
Debt Instrument, Restrictive Covenants						The covenants described in clauses (i), (iii) and (iv) above are tested quarterly and the covenant in clause (ii) above is tested annually on December 31st.		(i) the interest coverage ratio to be recalculated and reset;	(ii) the debt service coverage ratio to be recalculated and reset;	(iii) the gearing ratio shall not exceed 2.5;	(iv) the outstanding loan balance shall not be more than a ratio of the fair market value of the financed vessels as follows: (a) 100% from July 1, 2010 until and including June 30, 2011, (b) 110% from July 1, 2011 until and including June 30, 2012, (c) 120% from July 1, 2012 until and including December 30, 2012 and (d) 125% from December 31, 2012 and thereafter																	The covenants described in clauses (i), (ii) and (iii) above are tested annually on December 31 st and their testing has been waived by the bank until March 16, 2012.		(i) the Company is required to maintain an average corporate liquidity of at least $3,000;	(ii) the leverage ratio of the corporate guarantor shall not at any time exceed 55%;	(iii) the ratio of EBITDA to net interest expense shall not be less than 3;	(iv) the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter.